Combined and Consolidated Statements of Shareholders' Equity (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement of Stockholders' Equity [Abstract]
Repurchase of ordinary shares	¥ 114,554	¥ 0	¥ 0
Repurchase of ordinary shares	1,207,465	0	0